General and Administrative (Tables)	12 Months Ended
Dec. 31, 2025
General And Administrative Expenses [Abstract]
Summary of General and Administrative Expenses

For the years ended December 31,	2025	2024
Salaries and Benefits	282	269
Administrative and Other	339	399
Stock-Based Compensation Expense (Recovery) (Note 28)	191	126
	812	794